Note 4 - Future Change in Accounting Policies	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of expected impact of initial application of new standards or interpretations [text block]
4.	Future changes in accounting policies

The IASB has issued several new standards and amendments to standards and interpretations that are not
effective for the year ended
December 31, 2017,
and although early adoption is permitted, they have
not
been applied in preparing these consolidated financial statements. The Company is currently evaluating the effect, if any, the following new standards and amendments will have on its financial results.

i)	Financial Instruments (IFRS
9
), effective for annual periods beginning on or after
January 1, 2018,
replaces the requirements in IAS
39,
Financial Instruments, Recognition and Measurement
for classification and measurement of financial assets and liabilities. IFRS
9
introduces a single classification and measurement approach for financial instruments, which is driven by cash flow characteristics and the business model in which an asset is held. This single, principle-based approach replaces existing rule-based requirements and results in a single impairment model being applied to all financial instruments. IFRS
9
also modified the hedge accounting model to incorporate the risk management practices of an entity. Additional disclosures will also be required under the new standard. Early adoption of IFRS
9
is permitted. The expected credit loss related to the Company’s financial assets is considered not
material because of the counterparties involved.

ii)
Leases
(IFRS
16
), effective for annual periods beginning on or after
January 1, 2019,
provides a comprehensive model for the identification of lease arrangements and their treatment in the financial statements of both lessees and lessors. It supersedes IAS
17
Leases
and its associated interpretive guidance. Significant changes were made to lessee accounting with the distinction between operating and finance leases removed and assets and liabilities recognized in respect of all leases (subject to limited exceptions for short-term leases and leases of low value assets).  Earlier application of IFRS
16
is permitted for companies that have also adopted IFRS
15,
Revenue from Contracts with Customers
.